Brighthouse Artisan International Portfolio Shareholder Fees - Brighthouse Artisan International Portfolio	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Class B
Prospectus [Line Items]
Shareholder Fee, Other	$ 0